UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Perceptive Advisors LLC
Address:       5437 Connecticut Avenue, N.W., Suite 100
               Washington, D.C., 20015

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Joseph Edelman
Title:         Managing Member
Phone:         202-537-0029

Signature, Place, and Date of Signing:

/s/ Joseph Edelman                 New York, NY                  11/14/03
------------------                 ------------                  --------
     [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         78
Form 13F Information Table Value Total:         $243,805
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


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INVESTMENT MANAGER: PERCEPTIVE ADVISORS LLC
PORTFOLIO SECURITIES AS OF SEPTEMBER 30, 2003

                                                           FAIR MARKET     SHARES                      Other    Investment   Voting
NAME OF ISSUER                 TITLE OF CLASS        CUSIP VALUE (X1000)   /PRN AMOUNT SH/PRN PUT/CALL Managers Discretion Authority
--------------                 -------------         ----  -------------   ----------- ------ -------- -------- ---------- ---------

ABGENIX INC                    COM               0C599W9V4        0          18000       SH    P        N/A          sole     sole
ABGENIX INC                    COM               00339B107      391          27000       SH             N/A          sole     sole
ACCREDO HEALTH INC             COM               00437V9W6       15          18000       SH    P        N/A          sole     sole
ADOLOR CORP                    COM               00724X102     3397         185106       SH             N/A          sole     sole
ADVANCEPCS                     COM               00790K109     4306          94500       SH             N/A          sole     sole
AMGEN INC                      COM                31162100    30616         474520       SH             N/A          sole     sole
AMYLIN PHARMACEUTICALS INC     COM               0323469v2       14          36000       SH    P        N/A          sole     sole
ANGIOTECH PHARMACEUTICALS INC  COM                34918102     2058          47250       SH             N/A          sole     sole
ANTHEM INC                     COM               03674B104    20793         291500       SH             N/A          sole     sole
ANTHEM INC                     COM               03674B9X4        4          18000       SH    P        N/A          sole     sole
APPLIED MOLECULAR EVOLUTION    COM               03823E108      617          72065       SH             N/A          sole     sole
ARRAY BIDPHARMA INC            COM               04259x105      779         141400       SH             N/A          sole     sole
ATHEROGENICS INC               COM                47439104      599          36000       SH             N/A          sole     sole
AXONYX INC                     COM               05461R101      656         144739       SH             N/A          sole     sole
BIOVAIL CORP                   COM               09067J109     3009          81000       SH             N/A          sole     sole
CV THERAPEUTICS INC            NOTE 4.750%  3/0  126667AB0      157         180000      PRN             N/A          sole     sole
CELGENE CORP                   COM               1510209V8        3          18000       SH    P        N/A          sole     sole
CEPHALON INC                   COM               1567089w1        2          18000       SH    P        N/A          sole     sole
CEPHALON INC                   COM               1567089w1        7          18000       SH    P        N/A          sole     sole
CIMA LABS INC                  COM               171796105     3522         126000       SH             N/A          sole     sole
CIMA LABS INC                  COM               171796105     1887          67500       SH             N/A          sole     sole
CIMA LABS INC                  COM               1717969X5        5          18000       SH    P        N/A          sole     sole
CYPRESS BIOSCIENCES INC        COM PAR $.02      232674507      137          17863       SH             N/A          sole     sole
DENDREON CORP                  COM               24823Q107      797          90000       SH             N/A          sole     sole
DEPOMED INC                    COM               249908104     8978        1413878       SH             N/A          sole     sole
DOV PHARMACEUTICAL INC         COM               259858108    18925        1060225       SH             N/A          sole     sole
DYAX CORP                      COM               26746e103      776         126318       SH             N/A          sole     sole
ELAN FIN CORP LTD              NOTE   12/1       284129AC7      267         450000      PRN             N/A          sole     sole
ENZON PHARMACEUTICALS INC      NOTE 4.500% 7/0   293904AB4    13382       16075000      PRN             N/A          sole     sole
ERESEARCHTECHNOLOGY INC        COM               29481V9V2       41          36000       SH    P        N/A          sole     sole
FLAMEL TECHNOLOGIES SA         SPONSORED ADR     3384889V3        5          36000       SH    P        N/A          sole     sole
GENAERA CORP                   COM               36867G100      356          75285       SH             N/A          sole     sole
GENENTECH INC                  COM NEW           368710406     1443          18000       SH             N/A          sole     sole
GENZYME CORP                   SDCV 3.00%  5/1   372917AR0      906         900000      PRN             N/A          sole     sole
GENZYME CORP                   COM GENL DIV      372917104    14397         310883       SH             N/A          sole     sole
GILEAD SCIENCES INC            COM               3755589W5       18          18000       SH    P        N/A          sole     sole
GILEAD SCIENCES INC            COM               3755589W5       27          18000       SH    P        N/A          sole     sole
IGEN INC                       COM               449536101     6341         110130       SH             N/A          sole     sole
ILEX ONCOLOGY INC              COM               4519239W8       28          36000       SH    P        N/A          sole     sole

IMCLONE SYS INC                NOTE 5.500%  3/0  45245WAD1     2478        2525000      PRN             N/A          sole     sole
IMCLONE SYS INC                COM               45245W109    15397         395534       SH             N/A          sole     sole
IMCLONE SYS INC                COM               45245W9M3        1          18000       SH    P        N/A          sole     sole
IMCLONE SYS INC                COM               45245W9W1       21          18000       SH    P        N/A          sole     sole
IMMUNOMEDICS INC               COM               452907108    11150        1510856       SH             N/A          sole     sole
INDEVUS PHARMACEUTICALS INC    COM               454072109       96          18000       SH             N/A          sole     sole
IRIDEX CORP                    COM               462684101      218          48500       SH             N/A          sole     sole
IDEC PHARMACEUTICALS CORP      COM               47399W9V3       16          54000       SH    P        N/A          sole     sole
KING PHARMACEUTICALS INC       COM               4955829V2        0          18000       SH    P        N/A          sole     sole
LIGAND PHARMACEUTICALS INC     CL B              53220K207     1625         126000       SH             N/A          sole     sole
MARTEK BIOSCIENCES CORP        COM               572901106     7105         135000       SH             N/A          sole     sole
MARTEK BIOSCIENCES CORP        COM               5729019X6       56          36000       SH    P        N/A          sole     sole
MEDAREX INC                    NOTE 4.500% 7/0   583916AA9     1508        1845000      PRN             N/A          sole     sole
MEDICINES CO                   COM               5846889M9       26          18000       SH    P        N/A          sole     sole
MEDICINES CO                   COM               5846889V9        6          36000       SH    P        N/A          sole     sole
MEDIMMUNE INC                  COM               584699102      446          13500       SH             N/A          sole     sole
MELLENNIUM PHARMACEUTICALS INC COM               599902103     1514          98000       SH             N/A          sole     sole
NPS PHARMACEUTICALS INC        COM               62936P103     1855          66600       SH             N/A          sole     sole
NPS PHARMACEUTICALS INC        COM               62936P9W5       23          36000       SH    P        N/A          sole     sole
NEKTAR THERAPEUTICS            COM               640268108      922          72000       SH             N/A          sole     sole
ONYX PHARMACEUTICALS INC       COM               683399109    24464        1134170       SH             N/A          sole     sole
ONYX PHARMACEUTICALS INC       COM               6833999K7       66          20300       SH    C        N/A          sole     sole
ONYX PHARMACEUTICALS INC       COM               6833999W1       12          18000       SH    P        N/A          sole     sole
ONYX PHARMACEUTICALS INC       COM               6833999W1        6          36000       SH    P        N/A          sole     sole
PALATIN TECHNOLOGIES INC       COM NEW           696077304      931         194000       SH             N/A          sole     sole
PENWEST PHARMACEUTICALS CO     COM               709754105     2277         104644       SH             N/A          sole     sole
PHARMACEUTICAL RES INC         COM               717125108     3223          47250       SH             N/A          sole     sole
PHARMACEUTICAL RES INC         COM               7171259W0        2          18000       SH    P        N/A          sole     sole
PHARMACEUTICAL RES INC         COM               7171259W0       22          36000       SH    P        N/A          sole     sole
PRAECTS PHARMACEUTICALS INC    COM               739421105     1639         242500       SH             N/A          sole     sole
PROGENICS PHARMACEUTICALS INC  COM               743187106     8378         489106       SH             N/A          sole     sole
PROTEIN DESIGN LABS INC        COM               74369L9W5       15          18000       SH    P        N/A          sole     sole
QLT INC                        COM               746927102     1349          84181       SH             N/A          sole     sole
REPLIGEN CORP                  COM               759916109     1392         258336       SH             N/A          sole     sole
SEPRACOR INC                   NOTE 5.75% 11/1   817315AQ7    12108       12915000      PRN             N/A          sole     sole
SUNRISE SENIOR LIVING INC      COM               86768K106      944          36000       SH             N/A          sole     sole
SUPERGEN INC                   COM               868059106     1077         144000       SH             N/A          sole     sole
TELIK INC                      COM               87959M109      542          27000       SH             N/A          sole     sole
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209     1234          21600       SH             N/A          sole     sole

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